Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (39,557)	$ (42,601)	$ (36,869)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	1,721	1,118	1,012
Remeasurement of warrants			11,373
Non-cash financial expenses, net	289
Share-based compensation expenses	4,307	4,750	4,577
Changes in assets and liabilities:
Prepaid expenses and other assets	1,185	83	(1,929)
Operating lease liabilities and right-of-use assets, net	(299)
Trade payables	(3,095)	2,221	(607)
Deferred revenues	2,548
Accrued expenses and other liabilities	(1,416)	2,043	847
Net cash used in operating activities	(34,317)	(32,386)	(21,596)
Cash flows from investing activities:
Short-term and long-term deposits, net	18,342	39,893	(39,592)
Pre-payments for equipment		(340)	(395)
Purchase of property and equipment	(1,767)	(2,653)	(781)
Net cash provided by (used in) investing activities	16,575	36,900	(40,768)
Cash flows from financing activities:
Proceeds from exercise of warrants		632	13
Proceeds from exercise of options	108	402	3
Proceeds from issuance of Ordinary shares in connection with the IPO, net			62,757
Proceeds from issuance of Ordinary shares, net	4,423
Proceeds from long-term debt, net	11,711
Repayment of long-term debt	(402)
Proceeds from issuance of warrants	588		1
Net cash provided by financing activities	16,428	1,034	62,774
Increase (decrease) in cash, cash equivalents and restricted cash	(1,314)	5,548	410
Cash, cash equivalents and restricted cash at the beginning of the year	10,456	4,908	4,498
Cash, cash equivalents and restricted cash at the end of the year	9,142	10,456	4,908
Supplemental disclosures of cash flows:
Interest paid	734
Cash paid during the year for income taxes	8
Supplemental disclosures of cash flow information:
Cash and cash equivalents	8,552	9,819	4,319
Restricted cash	511	397	390
Restricted cash included in other long-term assets	79	240	199
Cash, cash equivalents and restricted cash at the end of the year	9,142	10,456	4,908
Supplemental disclosures of non-cash investing and financing information:
Property and equipment acquired by credit	100	941
Property and equipment paid for in prior periods	340	395
Right-of-use asset recognized with corresponding lease liability	3,528
Cash paid for amounts included in measurement of lease liability	$ 1,259